Equity - Summary of Capital Surplus (Detail) $ in Millions, $ in Millions	Dec. 31, 2021 TWD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 TWD ($)
Equity [abstract]
Additional paid-in capital	$ 24,185.0		$ 24,185.0
From merger	22,804.5		22,804.5
From convertible bonds	8,892.9		8,892.9
From difference between the consideration received and the carrying amount of the subsidiaries' net assets during actual disposal	8,406.3
From share of changes in equities of subsidiaries	113.9		121.8
From share of changes in equities of associates	307.2		302.5
Donations	51.7		40.5
Total	$ 64,761.5	$ 2,334.6	$ 56,347.2